RECENT ACCOUNTING PRONOUNCEMENT	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENT

3. RECENT ACCOUNTING PRONOUNCEMENT

Recently adopted accounting pronouncements

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. The guidance in ASC 470-20 applies to convertible instruments for which the embedded conversion features are not required to be bifurcated from the host contract and accounted for as derivatives. In addition, the amendments revise the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. These amendments are expected to result in more freestanding financial instruments qualifying for equity classification (and, therefore, not accounted for as derivatives), as well as fewer embedded features requiring separate accounting from the host contract. The amendments in ASU 2020-06 further revise the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company adopted ASU 2020-06 within annual reporting period beginning January 1, 2024. There was no significant impact resulting from these disclosures on the consolidated financial statements.

In December 2022, the FASB issued ASU No. 2022-06, Deferral of the Sunset Date of Reference Rate Reform (Topic 848) (ASU 2022-06). ASU 2022-06 provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate (e.g., LIBOR) reform if certain criteria are met, for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2022-06 deferred the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. ASU 2022-06 is effective as of December 21, 2022 through December 31, 2024. The Company adopted this ASU within annual reporting period beginning from January 1, 2024 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Company adopted ASU 2023-07 in its annual report for the year ended December 31, 2024 using a retrospective transition method.

Recently issued accounting pronouncements not yet adopted

In August 2023, the FASB issued Accounting Standards Update (ASU) 2023-06, “ASU 2023-06—Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” which aims to improve disclosure requirements and align them with the SEC’s Disclosure Update and Simplification (DUS) Initiative. The amendments in this ASU are intended to enhance transparency by eliminating redundant, outdated, or duplicative disclosures, while simplifying the presentation of relevant information. Under revenue recognition, entities must include enhanced disclosures for revenue concentration risks, such as significant reliance on a single customer, product, or geographic region, if such risks are material to financial performance or position. Segment reporting is in which the ASU emphasizes improved clarity in the disaggregation of revenue and allocation of expenses for key operating segments. The amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the adoption of ASU 2023-06 will have a material effect on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires the annual financial statements to include consistent categories and greater disaggregation of information in the rate reconciliation, and income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for the Company’s annual reporting periods beginning after December 15, 2025. Adoption is either with a prospective method or a fully retrospective method of transition. Early adoption is permitted. The Company is currently evaluating the effect that adoption of ASU 2023-09 will have on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03-Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses (or ASU 2024-03). This ASU improves the disclosures about a public business entity’s expenses and addresses requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). This ASU is effective for annual periods beginning after December 15, 2026 and interim periods beginning after December 15, 2027. The amendments in this ASU are applied either (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to any or all prior periods presented in the financial statements. The Company does not expect that adoption of ASU 2024-03 will have a material impact on the Company’s consolidated financial statements.